CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2018
CAPITAL LEASE OBLIGATIONS
CAPITAL LEASE OBLIGATIONS

17.    CAPITAL LEASE OBLIGATIONS

Certain computer equipment and optical fibers were acquired through capital leases entered into by the Group. Future minimum lease payments under non-cancellable capital lease arrangements are as follows:

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000
2018	43,587	—	—
2019	1,439	25,311	3,681
2020	—	24,003	3,491
2021	—	21,503	3,127

Total minimum lease payment	45,026	70,817	10,299
Less: amount representing interest	(870)	(9,159)	(1,332)

Present value of remaining minimum lease payment	44,156	61,658	8,967
Less: current portion	42,735	20,299	2,952
Non current portion	1,421	41,359	6,015